Cover	Apr. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2023
Entity File Number	000-55897
Entity Registrant Name	INTERNET SCIENCES, INC.
Entity Central Index Key	0001720286
Entity Tax Identification Number	81-2775456
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	667 Madison Ave
Entity Address, Address Line Two	5 th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	212
Local Phone Number	823-6272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false